Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease
Operating lease cost	¥ 47,005	¥ 56,841	¥ 42,315
Short term lease cost	¥ 3,327	¥ 6,916	¥ 17,629